Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of ordinary shares and convertible preferred shares
The ordinary shares and convertible preferred shares are classified as equity.

Number of shares	As at December 31,
	2022	2021
Ordinary shares issued (€0.15 par value per share)	138,346,968	105,190,223
Convertible preferred shares registered	20,514	48,862
TOTAL SHARES ISSUED	138,367,482	105,239,085
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	138,243,160	105,114,763

Schedule of other reserves

(In € thousand)	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(2,877)	—	—	—	(2,877)
Defined benefit plan actuarial losses	—	205	—	—	—	205
Share-based compensation expense:
Value of services	—	—	—	2,632	—	2,632
Purchase/sale of treasury shares	—	—	253	—	(43)	209
BALANCE AS AT DECEMBER 31, 2021	52,820	(5,146)	(645)	15,000	(9,517)	52,512

(In € thousand)	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(73)	—	—	—	(73)
Defined benefit plan actuarial gains	—	178	—	—	—	178
Share-based compensation expense:
Value of services	—	—	—	2,635	—	2,635
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2022	52,820	(5,041)	(645)	17,636	(9,517)	55,252